Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Related Party Transactions [Line Items]
Schedule Of Related Party Transactions Income Expenses
The following table summarizes our transactions with related parties for the years ended December 31, 2020 and 2021:

	Year ended December 31, 2020	Year ended December 31, 2021
	(in thousands)
Net income / (expenses)
Luna Pool Agency Limited	$—	$(30)
Ocean Yield Malta Limited	(1,827)	(1,202)
Ultranav Business Support ApS	—	(936)
Naviera Ultranav Limitada	—	(25)

Total	$(1,827)	$(2,193)

Schedule of Related Party Transaction Due From Related Party
The following table sets out the balances due from related parties as at December 31, 2020 and 2021:

	December 31, 2020	December 31, 2021
	(in thousands)
Due from Related Parties
Luna Pool Agency Limited	$11,853	$8,450
Unigas Pool	—	8,049
Dan Unity	—	109
Naviera Ultranav Limitada	—	128

Total	$11,853	$16,736

Schedule of Related Party Transaction Due To Related Party	The following table sets out the balances due to related parties as at December 31, 2020 and 2021:

	December 31, 2020	December 31, 2021
	(in thousands)
Due to Related Parties
Ocean Yield Malta Limited	$61,448	$55,074
Naviera Ultranav Limitada	—	27

Total	$61,448	$55,101